Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	$ (643)
Other comprehensive income, net of tax	(208)	[1]	1,003	[1]	(289)	[1]
Ending Balance	(892)		(643)
Foreign currency translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	(539)		(651)		(473)
Other comprehensive income, net of tax	151		112		(178)
Ending Balance	(388)		(539)		(651)
Pensions
Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	(1,394)		(1,329)		(993)
Other comprehensive income, net of tax	554		(65)		(336)
Ending Balance	(840)		(1,394)		(1,329)
Other post-retirement benefits
Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	(60)		(96)		(55)
Other comprehensive income, net of tax	0		36		(41)
Ending Balance	(60)		(60)		(96)
Unrealized gain (loss) on assets available-for-sale
Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	1,350		450		170
Other comprehensive income, net of tax	(963)		900		280
Ending Balance	387		1,350		450
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	0		(1)		(4)
Other comprehensive income, net of tax	9		1		3
Ending Balance	9		0		(1)
Total accumulated other comprehensive income (loss), net of tax
Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	(643)		(1,627)		(1,355)
Other comprehensive income, net of tax	(249)		984		(272)
Ending Balance	$ (892)		$ (643)		$ (1,627)

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(249) million for the year ended Dec. 31, 2013, $984 million for the year ended Dec. 31, 2012 and $(272) million for the year ended Dec. 31, 2011.